                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-05620

                       The Zweig Total Return Fund, Inc.
              (Exact name of registrant as specified in charter)

                           900 Third Ave, 31st Floor
                            New York, NY 10022-4728
              (Address of principal executive offices) (Zip code)

                              Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                               100 Pearl Street
                            Hartford, CT 06103-4506
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 800-272-2700

                     Date of fiscal year end: December 31

                 Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1.SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

                       THE ZWEIG TOTAL RETURN FUND, INC.

                            SCHEDULE OF INVESTMENTS

                              SEPTEMBER 30, 2010
                                  (UNAUDITED)
($ REPORTED IN THOUSANDS)

                                                                PAR      VALUE
                                                             ---------  --------
     INVESTMENTS
     U.S. GOVERNMENT SECURITIES                      27.3%
        U.S. Treasury Inflation Indexed Note
          1.625%, 1/15/15/(4)/.........................      $ 28,000   $ 34,164
          2.000%, 1/15/16/(4)/.........................        25,000     30,095
          2.375%, 1/15/17/(4)/.........................        31,000     37,775
        U.S. Treasury Note 4.000%, 11/15/12..............      18,500     19,910
                                                                        --------
            TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost
              $107,276).........................................         121,944
                                                                        --------
     CORPORATE BONDS                                  2.4%
     INDUSTRIALS -- 2.4%
        CSX Corp. 6.250%, 3/15/18........................       4,000      4,749
        Ingersoll-Rand Global Holding Co., Ltd. 6.875%,
          8/15/18........................................       4,814      5,845
                                                                        --------
            TOTAL CORPORATE BONDS (Identified Cost $8,245)......          10,594
                                                                        --------

                                                             NUMBER OF
                                                              SHARES
                                                             ---------
     COMMON STOCKS                                   40.4%
     CONSUMER DISCRETIONARY -- 4.1%
        AutoZone, Inc./(2)/..............................      11,000      2,518
        Best Buy Co., Inc................................      98,000      4,002
        Comcast Corp. Class A............................     186,000      3,363
        Darden Restaurants, Inc..........................      95,000      4,064
        McDonald's Corp..................................      61,000      4,545
                                                                        --------
                                                                          18,492
                                                                        --------
     CONSUMER STAPLES -- 3.2%
        Altria Group, Inc................................     238,000      5,717
        Clorox Co. (The).................................      64,000      4,273
        PepsiCo, Inc.....................................      67,000      4,451
                                                                        --------
                                                                          14,441
                                                                        --------
     ENERGY -- 7.3%
        Chesapeake Energy Corp...........................     165,000      3,737
        Chevron Corp.....................................      65,000      5,268
        ConocoPhillips...................................      83,000      4,767

                       See notes to financial statements

($ REPORTED IN THOUSANDS)

                                                       NUMBER OF
                                                        SHARES    VALUE
                                                       --------- --------
       ENERGY (CONTINUED)
          El Paso Corp..............................    204,000  $  2,525
          Halliburton Co............................    123,000     4,068
          Massey Energy Co..........................     86,000     2,668
          Occidental Petroleum Corp.................     44,000     3,445
          Petroleo Brasileiro SA ADR/(5)/...........     69,000     2,503
          Williams Cos., Inc. (The).................    180,000     3,440
                                                                 --------
                                                                   32,421
                                                                 --------
       FINANCIALS -- 2.4%
          Citigroup, Inc./(2)/......................    575,000     2,242
          Goldman Sachs Group, Inc. (The)...........     21,000     3,036
          Hudson City Bancorp, Inc..................    433,000     5,309
                                                                 --------
                                                                   10,587
                                                                 --------
       HEALTH CARE -- 2.9%
          Biogen Idec, Inc./(2)/....................     39,000     2,189
          Gilead Sciences, Inc./(2)/................     62,000     2,208
          Johnson & Johnson.........................     77,000     4,771
          UnitedHealth Group, Inc...................    104,000     3,651
                                                                 --------
                                                                   12,819
                                                                 --------
       INDUSTRIALS -- 4.6%
          Alaska Air Group, Inc./(2)/...............     44,000     2,245
          Caterpillar, Inc..........................     50,000     3,934
          Continental Airlines, Inc. Class B/(2)/...     97,000     2,410
          DryShips, Inc./(2)(5)/....................    534,000     2,569
          Foster Wheeler AG/(2)/....................    102,000     2,495
          L-3 Communications Holdings, Inc..........     49,000     3,541
          Union Pacific Corp........................     43,000     3,517
                                                                 --------
                                                                   20,711
                                                                 --------
       INFORMATION TECHNOLOGY -- 7.8%
          Amkor Technology, Inc./(2)/...............    336,000     2,208
          Cisco Systems, Inc./(2)/..................     96,000     2,102
          Corning, Inc..............................    192,000     3,510
          Hewlett-Packard Co........................     82,000     3,450
          Intel Corp................................    205,000     3,942
          International Business Machines Corp......     29,000     3,890
          Microsoft Corp............................    140,000     3,429
          Nokia Oyj Sponsored ADR...................    448,000     4,493
          QUALCOMM, Inc.............................     92,000     4,151

                       See notes to financial statements

($ REPORTED IN THOUSANDS)

                                                             NUMBER OF
                                                              SHARES      VALUE
                                                            -----------  --------
    INFORMATION TECHNOLOGY (CONTINUED)
       Research In Motion Ltd./(2)/.....................         38,000  $  1,850
       SanDisk Corp./(2)/...............................         56,000     2,052
                                                                         --------
                                                                           35,077
                                                                         --------
    MATERIALS -- 4.3%
       Alcoa, Inc.......................................        294,000     3,560
       Du Pont (E.I.) de Nemours & Co...................        109,000     4,863
       Freeport-McMoRan Copper & Gold, Inc..............         49,000     4,184
       Nucor Corp.......................................        118,000     4,508
       Potash Corp. of Saskatchewan, Inc................         16,000     2,305
                                                                         --------
                                                                           19,420
                                                                         --------
    TELECOMMUNICATION SERVICES -- 2.6%
       AT&T, Inc........................................        187,000     5,348
       Verizon Communications, Inc......................        188,000     6,127
                                                                         --------
                                                                           11,475
                                                                         --------
    UTILITIES -- 1.2%
       Exelon Corp......................................        128,000     5,450
                                                                         --------
                                                                            5,450
                                                                         --------
           TOTAL COMMON STOCKS (Identified Cost $175,878)........         180,893
                                                                         --------
    EXCHANGE-TRADED FUNDS                            0.7%
       Templeton Dragon Fund, Inc.......................        108,000     3,122
                                                                         --------
           TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,797)..           3,122
                                                                         --------
           TOTAL LONG TERM INVESTMENTS -- 70.8% (Identified Cost
             $293,196)...........................................         316,553
                                                                         --------
    SHORT-TERM INVESTMENTS                          29.1%
    MONEY MARKET MUTUAL FUNDS -- 3.4%
       Dreyfus Cash Management Fund -- Institutional
         Shares (seven-day effective yield 0.210%)......     15,409,513    15,410
                                                                         --------
                                                                           15,410
                                                                         --------

                                                                PAR
                                                            -----------
    U.S. TREASURY BILLS/(3)/ -- 25.7%
       U.S. Treasury Bill
         0.230%, 10/21/10/(5)/........................      $    55,000    54,996
         0.148%, 11/26/10.............................           28,000    27,994

                       See notes to financial statements

($ REPORTED IN THOUSANDS)

                                                               PAR         VALUE
                                                             ----------  --------
    U.S. TREASURY BILLS/(3)/ (CONTINUED)
         0.180%, 2/24/11/(5)/.........................      $    5,000   $  4,997
         0.190%, 6/2/11...............................          27,000     26,963
                                                                         --------
                                                                          114,950
                                                                         --------
           TOTAL SHORT-TERM INVESTMENTS (Identified Cost $130,358)        130,360
                                                                         --------

                                                            NUMBER OF
                                                             SHARES
                                                             ----------
    SECURITIES LENDING COLLATERAL                    1.5%
       Dreyfus Institutional Cash Advantage
         Fund (seven day effective yield 0.1247%)/(6)/..     6,618,000      6,618
                                                                         --------
           TOTAL SECURITIES LENDING COLLATERAL (Identified Cost
             $6,618).............................................           6,618
                                                                         --------
           TOTAL INVESTMENTS (Identified Cost $430,172) --
             101.4%/(1)/.........................................         453,531
           OTHER ASSETS AND LIABILITIES, NET -- 1.4%.............          (6,210)
                                                                         --------
           NET ASSETS -- 100.0%..................................        $447,321
                                                                         ========

--------
 (1) Federal Income Tax Information: For tax information at September 30, 2010, see Note 3 Federal Income Tax Information in the Notes to Schedule of Investments.
 (2) Non-income producing.
 (3) The rate shown is the discount rate.
 (4) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
 (5) All or a portion of security is on loan.
 (6) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedule of Investments.):

                                                                                               LEVEL 2
                                                                                             SIGNIFICANT
                                                              TOTAL VALUE AT      LEVEL 1    OBSERVABLE
                                                            SEPTEMBER 30, 2010 QUOTED PRICES   INPUTS
                                                            ------------------ ------------- -----------
   Debt Securities:
      U.S. Government Securities (includes short-term
       investments)........................................      $236,894        $     --     $236,894
      Corporate Bonds......................................        10,594              --       10,594
   Equity Securities:
      Common Stocks........................................       180,893         180,893           --
      Exchange-Traded Funds................................         3,122           3,122           --
      Money Market Mutual Funds............................        15,410          15,410           --
      Securities Lending Collateral........................         6,618           6,618           --
                                                                 --------        --------     --------
   Total...................................................      $453,531        $206,043     $247,488
                                                                 ========        ========     ========

There are no Level 3 (significant unobservable input) securities.

                       See notes to financial statements

                       THE ZWEIG TOTAL RETURN FUND, INC.

                       NOTES TO SCHEDULE OF INVESTMENTS

                              SEPTEMBER 30, 2010
                                  (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

  A. SECURITY VALUATION:

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

   .   Level 1 -- quoted prices in active markets for identical securities

   . Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

   Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange-traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

   Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

   Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  C. SECURITY LENDING ($ REPORTED IN THOUSANDS):

   The Fund may loan securities to qualified brokers through an agreement with The Bank of New York Mellon ("BNY Mellon"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, U.S. Government Securities. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   At September 30, 2010, the Fund had securities on loan with a market value of $49,243 for which the Fund received cash collateral of $6,618 and U.S. Government Securities Collateral of $49,967.

NOTE 2 -- INDEMNIFICATIONS

   Under the Fund's organizational documents and related agreements, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

NOTE 3 -- FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

   At September 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                          NET UNREALIZED
      FEDERAL       UNREALIZED          UNREALIZED         APPRECIATION
     TAX COST      APPRECIATION        DEPRECIATION       (DEPRECIATION)
     ---------  ------------------  ------------------  ------------------
     $434,805        $34,571            $(15,845)            $18,726

NOTE 4 -- CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

NOTE 5 -- RECENT ACCOUNTING PRONOUNCEMENT

   In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE 6 -- SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in this Schedule of Investments.

   On November 18, 2010 the Zweig Total Return Fund announced the record date of November 29, 2010 for the proposed offering of additional shares of common stock pursuant to its rights offering that was previously announced on September 16, 2010. The Fund filed registration statement with respect to the rights offering with the Securities and Exchange Commission on September 21, 2010, which was amended on November 4, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
   under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  The Zweig Total Return Fund, Inc.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date November 23, 2010


By (Signature and Title)*  /s/ W. Patrick Bradley
                           -----------------------------
                           W. Patrick Bradley, Treasurer
                           (principal financial officer)

Date November 23, 2010

* Print the name and title of each signing officer under his or her signature.